Shareholders' equity - Antidilutive Securities Excluded From the Calculation (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Restricted share units
Statement Line Items [Line Items]
Number of potential ordinary shares that are antidilutive in period presented	1,736	1,156
Other antidilutive instruments
Statement Line Items [Line Items]
Number of potential ordinary shares that are antidilutive in period presented	1,021	0